Expense Example - Investor A Shares, Institutional Shares, Investor C Shares and Class R Shares - BlackRock LifePath Dynamic 2055 Fund	Apr. 30, 2021 USD ($)
Investor A Shares
Expense Example:
Expense Example, with Redemption, 1 Year	$ 612
Expense Example, with Redemption, 3 Years	826
Expense Example, with Redemption, 5 Years	1,087
Expense Example, with Redemption, 10 Years	1,833
Investor C Shares
Expense Example:
Expense Example, with Redemption, 1 Year	268
Expense Example, with Redemption, 3 Years	550
Expense Example, with Redemption, 5 Years	989
Expense Example, with Redemption, 10 Years	2,011
Institutional Shares
Expense Example:
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	239
Expense Example, with Redemption, 5 Years	458
Expense Example, with Redemption, 10 Years	1,090
Class R Shares
Expense Example:
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	380
Expense Example, with Redemption, 5 Years	700
Expense Example, with Redemption, 10 Years	$ 1,607